International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2013
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
Schedule of condensed statements of cash flows of Parent Company

(Dollars in Thousands)

	2013	2012	2011
Operating activities:
Net income	$126,351	$107,835	$127,149
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures	—	—	9
Investment securities transactions, net	—	—	2
Impairment charges on available for sale securities	754	—	—
Stock compensation expense	414	474	387
(Decrease) increase in other liabilities	(969)	6,711	(3,234)
Equity in (undistributed) distributed net income of subsidiaries	(93,089)	119,181	(78,806)

Net cash provided by operating activities	33,461	234,201	45,507

Investing activities:
Principal collected on mortgage-backed securities	1,207	1,985	1,355
Net decrease (increase) in notes receivable	96	86	(245)
Decrease (increase) in other assets and other investments	432	6,418	(4,193)

Net cash provided by (used in) investing activities	1,735	8,489	(3,083)

Financing activities:
Repayment of trust preferred securities	—	—	(10,400)
Redemption of preferred shares	—	(216,000)	—
Proceeds from stock transactions	265	51	113
Payments of cash dividends—common	(28,894)	(26,894)	(25,648)
Payments of cash dividends—preferred	—	(10,260)	(10,800)
Purchase of treasury stock	—	(1,716)	(6,435)

Net cash used in financing activities	(28,629)	(254,819)	(53,170)

Increase (decrease) in cash	6,567	(12,129)	(10,746)
Cash at beginning of year	1,539	13,668	24,414

Cash at end of year	$8,106	$1,539	$13,668